5. NOTE PAYABLE- LINE OF CREDIT & LOAN GUARANTEE	9 Months Ended
Sep. 30, 2017
Notes Payable [Abstract]
NOTE PAYABLE- LINE OF CREDIT & LOAN GUARANTEE

The Company has a total $950,000 (AUD) bank credit line (approximately $711,000 (USD) at September 30, 2017) personally guaranteed by certain Company officers, and secured by real property owned by those officers, available to be used for core business working capital requirements, $800,000 (AUD) of which is designated as the “mortgage loan” portion with the remaining balance of $150,000 (AUD) designated as the “business loan” portion. The mortgage loan portion of the credit line is subject to the bank’s business mortgage index rate (5.94% per annum at September 30, 2017) minus 2.23% per annum for a maximum term of 30 years from the first drawdown date, and the business loan portion of the credit line is subject to the bank’s business mortgage index rate minus 1.08% per annum for a maximum term of 15 years from the first drawdown date. The business loan at September 30, 2017, $117,546 (USD) is drawn and payable on the business loan; no drawings have been made on the mortgage loan as of the balance sheet date. Interest only is due monthly in arrears for the first 3 years from the first drawdown date for draws from the mortgage loan and from the business loan.